CANADA LIFE OF AMERICA SERIES FUND, INC.






AUDITED FINANCIAL STATEMENTS

DECEMBER 31, 1998








Ernst & Young LLP
Suite 2800
600 Peachtree Street
Atlanta, Georgia 30308-2215
Phone: 404 874 8300

Report Of Independent Auditors
Board of Directors and Shareholders
Canada Life of America Series Fund, Inc.

We have audited the accompanying statements of assets and Liabilities, including the schedules of investments of Canada Life of America Series Fund, Inc. (comprising, respectively, the Money Market, Managed, Bond, Value Equity, Capital and International Equity Series) as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on out audits.

We conducted your audits in accordance with generally accepted auditing standards. Those standards requires that we plan and and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting the Canada Life of America Series Fund, Inc. at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/ Ernst & Young LLP
Ernst & Young LLP
Atlanta, Georgia
January 27, 1999


 Canada Life of America Series Fund, Inc.

 Statements of Assets and Liabilities
                                              -
December 31, 1998

                                                      Money
                                                     Market          Managed
                                                     Series           Series

 Assets
 Investments in securities, at market value
      (Identified cost - See accompanying Schedules of
           Investments - Series Portfolios)     $12,152,274      $13,990,869

 Cash                                               192,889          119,909
 Receivables:
      Dividends and interest                         32,568           70,954
      Due from brokers for investments sold                 -        643,317

 Total assets                                    12,377,731       14,825,049


 Liabilities
 Cash Overdraft
 Payables:                                                  -                -
      Investment advisory fees [Note 2]               6,087            6,114
      Other accrued expenses                          4,826           66,120
      Directors' fees and expenses payable            3,531           10,338
      Dividends declared                             53,390        1,391,926
      Due to brokers for investments
            purchased                                                 41,997

 Total liabilities                                   67,834        1,516,495


 Net assets                                     $12,309,897      $13,308,554


 Net assets consist of:
 Capital shares                                     $12,310          $11,232
 Additional paid-in capital                      12,297,587       12,429,371
 Undistributed net investment loss                          -                -
 Net unrealized appreciation on investments
      and foreign currencies                                -        867,951

 Total net assets                               $12,309,897      $13,308,554


 Shares authorized ($.01 par value)              20,000,000       20,000,000

 Shares outstanding                               1,230,990        1,123,226

 Net asset value per share                           $10.00           $11.85

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statements of Assets and Liabilities
                                              -
December 31, 1998

                                                                       Value
                                                       Bond           Equity
                                                     Series           Series

 Assets
 Investments in securities, at market value
      (Identified cost - See accompanying Schedules of
           Investments - Series Portfolios)     $17,229,331      $17,651,449

 Cash                                               136,264            8,630
 Receivables:
      Dividends and interest                        217,232           14,460
      Due from brokers for investments sold                 -         97,573

 Total assets                                    17,582,827       17,772,112


 Liabilities
 Cash Overdraft                                             -                -
 Payables:
      Investment advisory fees [Note 2]               7,539            7,226
      Other accrued expenses                         34,939           55,814
      Directors' fees and expenses payable            7,245            8,880
      Dividends declared                            827,486          774,864
      Due to brokers for investments
            purchased                                       -         95,992

 Total liabilities                                  877,209          942,776


 Net assets                                     $16,705,618      $16,829,336


 Net assets consist of:
 Capital shares                                     $15,195          $11,643
 Additional paid-in capital                      16,322,429       15,133,088
 Undistributed net investment loss                          -                -
 Net unrealized appreciation on investments
      and foreign currencies                        367,994        1,684,605

 Total net assets                               $16,705,618      $16,829,336


 Shares authorized ($.01 par value)              10,000,000       10,000,000

 Shares outstanding                               1,519,530        1,164,262

 Net asset value per share                           $10.99           $14.45

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statements of Assets and Liabilities
                                              -
December 31, 1998

                                                               International
                                                    Capital           Equity
                                                     Series           Series

 Assets
 Investments in securities, at market value
      (Identified cost - See accompanying Schedules of
           Investments - Series Portfolios)      $9,340,534       $6,249,839

 Cash                                                       -        486,853
 Receivables:
      Dividends and interest                          1,923           10,379
      Due from brokers for investments sold         130,512          104,776

 Total assets                                     9,472,969        6,851,847


 Liabilities
 Cash Overdraft                                     376,427                  -
 Payables:
      Investment advisory fees [Note 2]               3,652            4,518
      Other accrued expenses                         44,087           15,243
      Directors' fees and expenses payable            5,673            4,035
      Dividends declared                            595,585          470,983
      Due to brokers for investments
            purchased                                39,812           98,011

 Total liabilities                                1,065,236          592,790


 Net assets                                      $8,407,733       $6,259,057


 Net assets consist of:
 Capital shares                                      $5,291           $5,102
 Additional paid-in capital                       5,740,051        5,766,648
 Undistributed net investment loss                  (34,768)                 -
 Net unrealized appreciation on investments
      and foreign currencies                      2,697,159          487,307

 Total net assets                                $8,407,733       $6,259,057


 Shares authorized ($.01 par value)              20,000,000       10,000,000

 Shares outstanding                                 529,080          510,203

 Net asset value per share                           $15.89           $12.27

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statements of Operations
                                              -
 Year ended December 31, 1998

                                                      Money
                                                     Market          Managed
                                                     Series           Series

 Investment income:
      Interest                                     $761,483         $431,180
      Dividends                                                       73,617
 Total investment income                            761,483          504,797


 Expenses:
      Investment advisory fees [note 2]              70,576           78,437
      Directors' fees and expenses                    7,200            8,280
      Custodian fees and expenses                    20,513           20,594
      Audit and legal fees                           10,000           11,500
      Accounting and administration [note 2]         24,000           27,600
      Miscellaneous                                   2,000            2,300
 Total expenses                                     134,289          148,711
 Expense reimbursement [note 1]                      28,425            7,524
 Net expenses                                       105,864          141,187
 Net investment income (loss)                       655,619          363,610


 Realized and unrealized gain (loss) on investments:
      Net realized gain on investments and
           foreign currencies                               -      1,028,316
      Net change in unrealized appreciation (depreciation)
           on investments and foreign
           currencies                                       -       (635,803)
 Net gain on investments                                    -        392,513
 Net increase in net assets resulting
           from operations                         $655,619         $756,123

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statements of Operations
                                              -
 Year ended December 31, 1998

                                                                       Value
                                                       Bond           Equity
                                                     Series           Series

 Investment income:
      Interest                                     $657,105          $33,687
      Dividends                                                      130,370
 Total investment income                            657,105          164,057


 Expenses:
      Investment advisory fees [note 2]              56,148           72,203
      Directors' fees and expenses                    5,760            7,560
      Custodian fees and expenses                    10,359           19,432
      Audit and legal fees                            8,000           10,500
      Accounting and administration [note 2]         19,200           25,200
      Miscellaneous                                   1,600            2,100
 Total expenses                                     101,067          136,995
 Expense reimbursement [note 1]                             -          4,076
 Net expenses                                       101,067          132,919
 Net investment income (loss)                       556,038           31,138


 Realized and unrealized gain (loss) on investments:
      Net realized gain on investments and
           foreign currencies                       271,448          743,726
      Net change in unrealized appreciation (depreciation)
           on investments and foreign
           currencies                               181,674         (106,535)
 Net gain on investments                            453,122          637,191
 Net increase in net assets resulting
           from operations                       $1,009,160         $668,329
 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statements of Operations
                                              -
 Year ended December 31, 1998

                                                               International
                                                    Capital           Equity
                                                     Series           Series

 Investment income:
      Interest                                        5,871          $24,773
      Dividends                                      40,005           68,165
 Total investment income                             45,876           92,938


 Expenses:
      Investment advisory fees [note 2]              41,541           44,562
      Directors' fees and expenses                    4,320            2,880
      Custodian fees and expenses                    13,183           17,863
      Audit and legal fees                            6,000            4,000
      Accounting and administration [note 2]         14,400            9,600
      Miscellaneous                                   1,200              800
 Total expenses                                      80,644           79,705
 Expense reimbursement [note 1]                                       12,861
 Net expenses                                        80,644           66,844
 Net investment income (loss)                       (34,768)          26,094


 Realized and unrealized gain (loss) on investments:
      Net realized gain on investments and
           foreign currencies                       595,585          444,889
      Net change in unrealized appreciation (depreciation)
           on investments and foreign
           currencies                               968,103          299,042
 Net gain on investments                          1,563,688          743,931
 Net increase in net assets resulting
           from operations                       $1,528,920         $770,025

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets
                                              -
 Money Market Series

 Year ended December 31

                                                        1998            1997

 Operations:
      Net investment income                        $655,619         $514,195
      Net increase in net assets resulting
           from operations                          655,619          514,195

 Dividends to shareholders from:
      Net investment income                        (655,619)        (514,195)
 Fund share transactions [note 4]:                3,160,504        1,550,180
 Total increase in net assets                     3,160,504        1,550,180

 Net assets:
      Beginning of year                           9,149,393        7,599,213
      End of year                               $12,309,897       $9,149,393

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets

                                              -

 Managed Series

 Year ended December 31


                                                        1998            1997

 Operations:
      Net investment income                        $363,610         $443,878
      Net realized gain on investments            1,028,316        1,310,166
      Net change in unrealized appreciation (depreciation)
           on investments                          (635,803)         863,708
      Net increase  in net assets resulting
           from operations                          756,123        2,617,752

 Dividends to shareholders from:
      Net investment income                        (363,610)        (443,878)
      Net realized gain on investments           (1,028,316)      (1,310,166)
 Fund share transactions [note 4]:               (1,333,210)      (1,558,780)
 Total decrease in net assets                    (1,969,013)        (695,072)

 Net assets:
      Beginning of year                          15,277,567       15,972,639
      End of year                               $13,308,554      $15,277,567

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets
                                              -
 Bond Series

 Year ended December 31

                                                        1998            1997

 Operations:
      Net investment income                        $556,038         $409,020
      Net realized gain (loss) on
           investments                              271,448          (10,025)
      Net change in unrealized appreciation
           on investments                           181,674          166,988
      Net increase in net assets resulting
           from operations                        1,009,160          565,983

 Dividends to shareholders from:
      Net investment income                        (556,038)        (409,020)
      Net realized gain on investments             (271,448)                 -
 Fund share transactions [note 4]:                9,458,126          195,941
 Total increase in net assets                     9,639,800          352,904

 Net assets:
      Beginning of year                           7,065,818        6,712,914
      End of year                               $16,705,618       $7,065,818

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets
                                              -
 Value Equity Series

 Year ended December 31

                                                        1998            1997

 Operations:
      Net investment income                         $31,138          $27,897
      Net realized gain on investments              743,726        1,206,843
      Net change in unrealized appreciation (depreciation)
           on investments                          (106,535)       1,203,076
      Net increase in net assets resulting
           from operations                          668,329        2,437,816

 Dividends to shareholders from:
      Net investment income                         (31,138)         (27,897)
      Net realized gain on investments             (743,726)      (1,206,843)
 Fund share transactions [note 4]:                6,789,015          425,588
 Total increase in net assets                     6,682,480        1,628,664

 Net assets:
      Beginning of year                          10,146,856        8,518,192
      End of year                               $16,829,336      $10,146,856

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets

                                              -

 Capital Series

 Year ended December 31


                                                       1998             1997

 Operations:
      Net investment income (loss)                 ($34,768)          $1,911
      Net realized gain on investments              595,585        1,261,318
      Net change in unrealized appreciation
           on investments                           968,103          225,500
      Net increase in net assets resulting
           from operations                        1,528,920        1,488,729

 Dividends to shareholders from:
      Net investment income                                           (1,911)
      Net realized gain on investments             (595,585)      (1,261,318)
 Fund share transactions [note 4]:                  980,340         (407,958)
 Total increase (decrease) in net assets          1,913,675         (182,458)

 Net assets:
      Beginning of year                           6,494,058        6,676,516
      End of year                                $8,407,733       $6,494,058

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets
                                              -
 International Equity Series

 Year ended December 31

                                                        1998           1997

 Operations:
      Net investment income                         $26,094          $25,190
      Net realized gain on investments and f        444,889          261,050
      Net change in unrealized appreciation (depreciation)
           on investments and foreign
           currencies                               299,042         (229,603)
 Net increase in net assets resulting
           from operations                          770,025           56,637

 Dividends to shareholders from:
      Net investment income                         (26,094)         (25,190)
      Net realized gain on investments and foreign currencies
 Fund share transactions [note 4]:                 (444,889)        (261,050)
                                                  1,188,893        1,695,535
 Total increase in net assets                     1,487,935        1,465,932

 Net assets:
      Beginning of year                           4,771,122        3,305,190
      End of year                                $6,259,057       $4,771,122

 See accompanying notes.


 3.     Investment Transactions

 The aggregate cost of purchases and proceeds from
 sales (excluding short term investments)
 for all Series, for the year ended December 31, 1998
 are presented below:
                                              -


                                                                    Proceeds
                                                    Cost of             from
                                                 Securities       Securities
                                                  Purchased             Sold

 Managed Series

      US Gov't & Its Agencies Bonds              $5,212,717       $7,101,013
      All other Investments                      18,086,043       18,497,754
 Total                                          $23,298,760      $25,598,767

 Bond Series

      US Gov't & Its Agencies Bonds             $17,147,338      $10,100,602
      All other Investments                       2,595,182          278,704
 Total                                          $19,742,520      $10,379,306

 Value Equity Series

      All other Investments                     $33,185,854      $26,778,768
 Total                                          $33,185,854      $26,778,768

 Capital Series

      All other Investments                     $10,410,722      $10,515,836
 Total                                          $10,410,722      $10,515,836

 International Equity Series

      All other Investments                      $7,409,758       $6,643,001
 Total                                           $7,409,758       $6,643,001


 The information in the following table is presented on the basis of cost for Fed. income tax purposes as of December 31, 1998.

                                                  Identified
                                                     Cost of            Gross
                                                  Securities      Unrealized
                                                       Owned     Appreciation

 Money Market Series                            $12,152,274  $            -
 Managed Series                                 $13,122,918       $1,102,161
 Bond Series                                    $16,861,337         $383,181
 Value Equity Series                            $15,966,844       $2,320,647
 Capital Series                                  $6,643,375       $2,710,996
 International Equity Series                     $5,762,532         $751,735


                                                       Gross              Net
                                                  Unrealized       Unrealized
                                              (Depreciation)     Appreciation

 Money Market Series                        $                $            -
 Managed Series                                    (234,210)         867,951
 Bond Series                                        (15,187)         367,994
 Value Equity Series                               (636,042)       1,684,605
 Capital Series                                     (13,837)       2,697,159
 International Equity Series                       (264,428)         487,307


 4.     Capital Share Transactions

 Transactions in capital stock were as follows:

 Year ended December 31


                                                        1998            1998
                                                     Shares           Amount

 Money Market Series
      Shares sold                                24,707,682     $247,076,818
      Shares issued in reinvestment
           of dividends                              66,033          660,325
                                                 24,773,715      247,737,143
      Shares redeemed                           (24,457,664)    (244,576,639)
      Net increase                                  316,051       $3,160,504

 Managed Series
      Shares sold                                   112,168       $1,426,456
      Shares issued in reinvestment
           of dividends                             140,924        1,754,044
                                                    253,092        3,180,500
      Shares redeemed                              (357,305)      (4,513,710)
      Net (decrease)                               (104,213)     ($1,333,210)

 Bonds Series
      Shares sold                                 1,136,864      $12,695,548
      Shares issued in reinvestment
           of dividends                              38,639          409,020
                                                  1,175,503       13,104,568
      Shares redeemed                              (323,468)      (3,646,442)
      Net increase                                  852,035       $9,458,126

 Value Equity Series
      Shares sold                                   808,855      $11,378,457
      Shares issued in reinvestment
           of dividends                              83,955        1,234,740
                                                    892,810       12,613,197
      Shares redeemed                              (418,472)      (5,824,182)
      Net increase                                  474,338       $6,789,015

 Capital Series
      Shares sold                                   144,582       $2,149,583
      Shares issued in reinvestment
           of dividends                              89,255        1,263,229
                                                    233,837        3,412,812
      Shares redeemed                              (163,601)      (2,432,472)
      Net increase (decrease)                        70,236         $980,340

 International Equity Series
      Shares sold                                 1,788,949      $21,110,448
      Shares issued in reinvestment
           of dividends                              24,601          286,240
                                                  1,813,550       21,396,688
      Shares redeemed                            (1,713,403)     (20,207,795)
      Net increase                                  100,147       $1,188,893



 4.     Capital Share Transactions

 Transactions in capital stock were as follows:

 Year ended December 31


                                                        1997            1997
                                                     Shares           Amount

 Money Market Series
      Shares sold                                12,923,152     $129,231,519
      Shares issued in reinvestment
           of dividends                              52,194          521,937
                                                 12,975,346      129,753,456
      Shares redeemed                           (12,820,328)    (128,203,276)
      Net increase                                  155,018       $1,550,180

 Managed Series
      Shares sold                                   271,028       $3,402,203
      Shares issued in reinvestment
           of dividends                             146,936        1,733,625
                                                    417,964        5,135,828
      Shares redeemed                              (544,308)      (6,694,608)
      Net (decrease)                               (126,344)     ($1,558,780)

 Bonds Series
      Shares sold                                   155,402       $1,649,293
      Shares issued in reinvestment
           of dividends                              36,305          376,138
                                                    191,707        2,025,431
      Shares redeemed                              (172,144)      (1,829,490)
      Net increase                                   19,563         $195,941

 Value Equity Series
      Shares sold                                   179,856       $2,609,978
      Shares issued in reinvestment
           of dividends                              73,088          949,877
                                                    252,944        3,559,855
      Shares redeemed                              (218,446)      (3,134,267)
      Net increase                                   34,498         $425,588

 Capital Series
      Shares sold                                    85,047       $1,293,829
      Shares issued in reinvestment
           of dividends                              44,978          627,720
                                                    130,025        1,921,549
      Shares redeemed                              (149,567)      (2,329,507)
      Net increase (decrease)                       (19,542)       ($407,958)

 International Equity Series
      Shares sold                                 1,381,876      $18,000,433
      Shares issued in reinvestment
           of dividends                               5,428           64,171
                                                  1,387,304       18,064,604
      Shares redeemed                            (1,256,820)     (16,369,069)
      Net increase                                  130,484       $1,695,535




 Canada Life of America Series Fund, Inc.

 Financial Highlights

                                              -

 Money Market Series

 The following financial highlights are computed
 on the basis of a share outstanding throughout the period.
                                              -

 Year ended December 31


                                                        1998            1997

 Net asset value, beginning of period                $10.00           $10.00

 Income from investment operations:

 Net investment income                                 0.46             0.48
 Total from investment operations                      0.46             0.48

 Less distributions:

 Dividends from net investment income                 (0.46)           (0.48)
 Total distributions                                  (0.46)           (0.48)

 Net asset value, end of period                      $10.00           $10.00

 Total return                                          4.77%            4.95%

 Ratios to average net assets/supplemental data:

 Net assets, end of period (000's omitted)          $12,310           $9,149

 Ratio of expenses to average net assets               0.75%*           0.75%

 Ratio of net investment income to average net
      assets                                           4.64%            4.78%

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.95%            1.16%

 See accompanying notes.


 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Money Market Series

 The following financial highlights are computed
 on the basis of a share outstanding throughout the period.
                                              -
 Year ended December 31


                                                        1996            1995

 Net asset value, beginning of period                $10.00           $10.00

 Income from investment operations:

 Net investment income                                 0.45             0.49
 Total from investment operations                      0.45             0.49

 Less distributions:

 Dividends from net investment income                 (0.45)           (0.49)
 Total distributions                                  (0.45)           (0.49)

 Net asset value, end of period                      $10.00           $10.00

 Total return                                          4.58%            4.95%

 Ratios to average net assets/supplemental data:

 Net assets, end of period (000's omitted)           $7,599           $4,609

 Ratio of expenses to average net assets               0.75%            0.75%

 Ratio of net investment income to average net
      assets                                           4.54%            4.98%

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            1.09%            1.14%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Money Market Series

 The following financial highlights are computed
  on the basis of a share outstanding throughout the period.
                                              -
 Year ended December 31

                                                        1994

 Net asset value, beginning of period                $10.00

 Income from investment operations:

 Net investment income                                 0.34
 Total from investment operations                      0.34

 Less distributions:

 Dividends from net investment income                 (0.34)
 Total distributions                                  (0.34)

 Net asset value, end of period                      $10.00

 Total return                                          3.40%

 Ratios to average net assets/supplemental data:

 Net assets, end of period (000's omitted)           $5,057

 Ratio of expenses to average net assets               0.75%

 Ratio of net investment income to average net
      assets                                           3.43%

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            1.11%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31

                                                     1998**              1997

 Net asset value, beginning of period                $12.45           $11.80

 Income from investment operations:

 Net investment income                                 0.29             0.34
 Net realized and unrealized
      gain (loss) on investments                       0.23             1.66
 Total from investment operations                      0.52             2.00

 Less distributions:

 Dividends from net investment income                 (0.29)           (0.34)
 Distributions  from net realized gains               (0.83)           (1.01)
 Total distributions                                  (1.12)           (1.35)


 Net asset value, end of period                      $11.85           $12.45


 Total return                                          5.15%           17.61%

 Ratios to average net assets/supplemental data:

 Net assets, end of period (000's omitted)          $13,309          $15,278

 Ratio of expenses to average net assets               0.90%*           0.90%

 Ratio of net investment income to average net
     assets                                            2.35%            2.74%

 Portfolio turnover rate                             167.95%           82.80%

 Average commission rate paid                       $0.0448          $0.0570

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.96%            0.95%

 ** During 1998 the investment advisory services changed from CL Capital Management Inc., ("Advisor") to INDAGO Capital
      Management, Inc. ("the Sub-Advisor") for the equity portion of the fund.

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31

                                                        1996            1995

 Net asset value, beginning of period                $12.37           $12.01

 Income from investment operations:

 Net investment income                                 0.32             0.40
 Net realized and unrealized
      gain (loss) on investments                       0.27             2.38
 Total from investment operations                      0.59             2.78

 Less distributions:

 Dividends from net investment income                 (0.32)           (0.41)
 Distributions  from net realized gains               (0.84)           (2.01)
 Total distributions                                  (1.16)           (2.42)


 Net asset value, end of period                      $11.80           $12.37


 Total return                                          5.75%           21.92%

 Ratios to average net assets/supplemental data:

 Net assets, end of period (000's omitted)          $15,973          $17,033

 Ratio of expenses to average net assets               0.90%            0.90%

 Ratio of net investment income to average net
     assets                                            2.53%            3.06%

 Portfolio turnover rate                             144.67%          145.14%

 Average commission rate paid                       $0.0600          $0.0611

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.95%            1.03%

 ** During 1998 the investment advisory services changed
    from CL Capital Management Inc., ("Advisor") to INDAGO Capital
      Management, Inc. ("the Sub-Advisor") for the equity portion of the fund.

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31

                                                        1994

 Net asset value, beginning of period                $12.77

 Income from investment operations:

 Net investment income                                 0.32
 Net realized and unrealized
      gain (loss) on investments                      (0.39)
 Total from investment operations                     (0.07)

 Less distributions:

 Dividends from net investment income                 (0.32)
 Distributions  from net realized gains               (0.37)
 Total distributions                                  (0.69)


 Net asset value, end of period                      $12.01


 Total return                                         -0.25%

 Ratios to average net assets/supplemental data:

 Net assets, end of period (000's omitted)          $15,192

 Ratio of expenses to average net assets               0.97%

 Ratio of net investment income to average net
     assets                                            2.51%

 Portfolio turnover rate                              27.31%

 Average commission rate paid                       $0.0735

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.98%

 ** During 1998 the investment advisory services changed
    from CL Capital Management Inc., ("Advisor") to INDAGO Capital
      Management, Inc. ("the Sub-Advisor") for the equity portion of the fund.

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Bond Series
 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31

                                                        1998            1997

 Net asset value, beginning of period                $10.59           $10.36

 Income from investment operations:

 Net investment income                                 0.55             0.60
 Net realized and unrealized
   gain (loss) on investments                          0.67             0.23
 Total from investment operations                      1.22             0.83

 Less distributions:

 Dividends from net investment income                 (0.55)           (0.60)
 Distributions from net realized gains                (0.27)                -
 Distributions from paid-in capital                        -                -
 Total distributions                                  (0.82)           (0.60)

                                                       0.00             0.00
 Net asset value, end of period                      $10.99           $10.59


 Total return                                          9.00%            8.09%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)         $16,706           $7,066

 Ratio of expenses to average net assets               0.90%*           0.90%

 Ratio of net investment income to average net
     assets                                            5.04%            5.70%

 Portfolio turnover rate                             105.90%          127.63%

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
     expense reimbursement                             0.92%            1.02%

 See accompanying notes.


 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Bond Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31

                                                        1996            1995

 Net asset value, beginning of period                $10.45            $9.75

 Income from investment operations:

 Net investment income                                 0.60             0.65
 Net realized and unrealized
   gain (loss) on investments                         (0.09)            1.09
 Total from investment operations                      0.51             1.74

 Less distributions:

 Dividends from net investment income                 (0.60)           (0.64)
 Distributions from net realized gains                     -           (0.15)
 Distributions from paid-in capital                        -           (0.25)
 Total distributions                                  (0.60)           (1.04)


 Net asset value, end of period                      $10.36           $10.45


 Total return                                          4.66%           16.77%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $6,713           $5,494

 Ratio of expenses to average net assets               0.90%            0.88%

 Ratio of net investment income to average net
     assets                                            5.73%            6.06%

 Portfolio turnover rate                             284.11%          245.32%

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
     expense reimbursement                             1.08%            1.09%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Bond Series

 Year ended December 31


                                                        1994

 Net asset value, beginning of period                $10.74

 Income from investment operations:

 Net investment income                                 0.51
 Net realized and unrealized
   gain (loss) on investments                         (0.99)
 Total from investment operations                     (0.48)

 Less distributions:

 Dividends from net investment income                 (0.51)
 Distributions from net realized gains                     -
 Distributions from paid-in capital                        -
 Total distributions                                  (0.51)


 Net asset value, end of period                       $9.75


 Total return                                         -3.94%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $3,986

 Ratio of expenses to average net assets               0.96%

 Ratio of net investment income to average net
     assets                                            5.01%

 Portfolio turnover rate                              43.89%

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
     expense reimbursement                             1.10%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Value Equity Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31

                                                     1998**              1997

 Net asset value, beginning of period                $14.71           $13.00

 Income from investment operations:

 Net investment income                                 0.03             0.04
 Net realized and unrealized
   gain on investments                                 0.49             3.44
 Total from investment operations                      0.52             3.48

 Less distributions:

 Dividends from net investment income                 (0.03)           (0.04)
 Distributions from net realized gains                (0.75)           (1.73)
 Total distributions                                  (0.78)           (1.77)


 Net asset value, end of period                      $14.45           $14.71


 Total return                                          2.81%           26.93%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)         $16,829          $10,147

 Ratio of expenses to average net assets               0.90%*           0.90%

 Ratio of net investment income to average net
     assets                                            0.22%            0.28%

 Portfolio turnover rate                             189.28%           50.97%

 Average commission rate paid                       $0.0447          $0.0560

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.97%            1.01%

 ** During 1998 the investment advisory services changed
  from CL Capital Management Inc., ("Advisor") to INDAGO Capital
     Management, Inc. ("the Sub-Advisor").

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -

 Value Equity Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31


                                                        1996            1995

 Net asset value, beginning of period                $13.51           $13.46

 Income from investment operations:

 Net investment income                                 0.02             0.12
 Net realized and unrealized
   gain on investments                                 0.80             3.17
 Total from investment operations                      0.82             3.29

 Less distributions:

 Dividends from net investment income                 (0.02)           (0.12)
 Distributions from net realized gains                (1.31)           (3.12)
 Total distributions                                  (1.33)           (3.24)


 Net asset value, end of period                      $13.00           $13.51


 Total return                                          6.94%           23.66%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $8,519           $8,245

 Ratio of expenses to average net assets               0.90%            0.90%

 Ratio of net investment income to average net
     assets                                            0.17%            0.81%

 Portfolio turnover rate                              46.78%          103.07%

 Average commission rate paid                       $0.0600          $0.0608

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.99%            1.07%

 ** During 1998 the investment advisory services changed
  from CL Capital Management Inc., ("Advisor") to INDAGO Capital
     Management, Inc. ("the Sub-Advisor").

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Value Equity Series

 Year ended December 31

                                                        1994

 Net asset value, beginning of period                $13.60

 Income from investment operations:

 Net investment income                                 0.14
 Net realized and unrealized
   gain on investments                                 0.13
 Total from investment operations                      0.27

 Less distributions:

 Dividends from net investment income                 (0.14)
 Distributions from net realized gains                (0.27)
 Total distributions                                  (0.41)


 Net asset value, end of period                      $13.46


 Total return                                          2.03%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $7,379

 Ratio of expenses to average net assets               0.96%

 Ratio of net investment income to average net
     assets                                            1.03%

 Portfolio turnover rate                              35.99%

 Average commission rate paid                       $0.0738

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.97%

 ** During 1998 the investment advisory services changed
  from CL Capital Management Inc., ("Advisor") to INDAGO Capital
     Management, Inc. ("the Sub-Advisor").

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31


                                                        1998            1997

 Net asset value, beginning of period                $14.15           $13.96

 Income from investment operations:

 Net investment income  (loss)                        (0.06)                -
 Net realized and unrealized
   gain (loss) on investments                          2.87             2.75
 Total from investment operations                      2.81             2.75

 Less distributions:

 Dividends from net investment income                      -                -
 Distributions from net realized gains                (1.07)           (2.56)
 Total distributions                                  (1.07)           (2.56)


 Net asset value, end of period                      $15.89           $14.15

 Total return                                         20.23%           21.14%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $8,408           $6,494

 Ratio of expenses to average net assets               0.90%            0.90%

 Ratio of net investment income to average net
     assets                                           -0.43%            0.03%

 Portfolio turnover rate                             123.69%           84.39%

 Average commission rate paid                       $0.0544          $0.0490

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.99%            0.99%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31

                                                        1996            1995

 Net asset value, beginning of period                $13.55           $10.48

 Income from investment operations:

 Net investment income  (loss)                         0.03             0.02
 Net realized and unrealized
   gain (loss) on investments                          1.68             3.56
 Total from investment operations                      1.71             3.58

 Less distributions:

 Dividends from net investment income                 (0.03)           (0.01)
 Distributions from net realized gains                (1.27)           (0.50)
 Total distributions                                  (1.30)           (0.51)


 Net asset value, end of period                      $13.96           $13.55

 Total return                                         12.65%           33.99%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $6,677           $6,366

 Ratio of expenses to average net assets               0.90%            0.88%

 Ratio of net investment income to average net
     assets                                            0.19%            0.11%

 Portfolio turnover rate                              54.11%           33.42%

 Average commission rate paid                       $0.0564          $0.0562

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            0.99%            1.09%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights
                                              -
 Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31


                                                        1994

 Net asset value, beginning of period                $11.06

 Income from investment operations:

 Net investment income  (loss)                         0.01
 Net realized and unrealized
   gain (loss) on investments                         (0.46)
 Total from investment operations                     (0.45)

 Less distributions:

 Dividends from net investment income                 (0.01)
 Distributions from net realized gains                (0.12)
 Total distributions                                  (0.13)


 Net asset value, end of period                      $10.48

 Total return                                         -4.11%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $3,847

 Ratio of expenses to average net assets               0.92%

 Ratio of net investment income to average net
     assets                                            0.09%

 Portfolio turnover rate                              55.99%

 Average commission rate paid                       $0.0568

 * Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            1.03%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights

 International Equity Series
                                              -

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31


                                                        1998            1997

 Net asset value, beginning of period                $11.64           $11.82

 Income from investment operations:

 Net investment income                                 0.06             0.07
 Net realized and unrealized gain
       on investments                                  1.62             0.56
 Total from investment operations                      1.68             0.63

 Less distributions:

 Dividends from net investment income                 (0.06)           (0.07)
 Distributions from net realized gains                (0.99)           (0.74)
 Total distributions                                  (1.05)           (0.81)


 Net asset value, end of period                      $12.27           $11.64

 Total return                                         13.37%            4.32%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $6,259           $4,771

 Ratio of expenses to average net assets               1.20%*           1.20%

 Ratio of net investment income to average net
     assets                                            0.48%            0.57%

 Portfolio turnover rate                             119.77%           37.73%

 Average commission rate paid                       $0.0474          $0.0380

 *1995 amounts annualized from April 24, 1995.
                                              -
 ** Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            1.47%            1.32%

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Financial Highlights

 International Equity Series
                                              -

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Year ended December 31


                                                              For the Period
                                                               April 24, 1995
                                                               (commencement
                                                              of operations) to
                                                                  December 31
                                                      1996               1995

 Net asset value, beginning of period                $10.09           $10.00

 Income from investment operations:

 Net investment income                                 0.16             0.10
 Net realized and unrealized gain
       on investments                                  1.83             0.49
 Total from investment operations                      1.99             0.59

 Less distributions:

 Dividends from net investment income                 (0.16)           (0.10)
 Distributions from net realized gains                (0.10)           (0.40)
 Total distributions                                  (0.26)           (0.50)


 Net asset value, end of period                      $11.82           $10.09

 Total return                                         19.44%            8.53% *

 Ratios to average net assets/supplemental data:

 Net assets, end of  period (000's omitted)          $3,305           $2,086

 Ratio of expenses to average net assets               1.20%            1.20% *

 Ratio of net investment income to average net
     assets                                            1.44%            1.43% *

 Portfolio turnover rate                              56.28%           33.56%

 Average commission rate paid                       $0.1961          $0.1951

 *1995 amounts annualized from April 24, 1995.

 ** Ratio shown is after expense reimbursement.

 Ratio of expenses to average net assets before
      expense reimbursement                            1.56%            1.06%

 See accompanying notes.


 Canada Life of America Series Fund, Inc.
 Schedule of Investments - Money Market Series Portfolio

December 31, 1998


                                                   Principal           Market
                                                      Amount            Value

 U.S.Gov't & its Agencies - 64.5%
 Fed.HomeLoanMtg.Corp.(4.900% due 02/18/99$        1,350,000$       1,341,098
 Fed.HomeLoanMtg.Corp.(5.070% due 01/08/99)        1,100,000        1,098,898
 Fed.HomeLoanMtg.Corp.(5.020% due 01/08/99)        1,000,000          999,000
 Fed.Nat'lMtg.Assn.(5.080% due 01/05/99)             600,000          599,654
 Fed.Nat'lMtg.Assn.(5.060% due 01/06/99)           3,900,000        3,897,217
                                                                    7,935,867
 Gov't of Canada - 2.2%
 Canada Treas. Bills (5.080% due 03/18/99)           250,000          247,233
 Canada Treas. Bills (4.850% due 03/18/99)            20,000           19,790
                                                                      267,023
 Promissory Note - 4.9%
 Export Dev. Corp.(5.150% due 01/08/99)               600,000          599,384

 Commercial Paper - 27.2%
 AssociatesCorp of N.A.(5.290%due 01/07/99)          500,000          500,000
 Exxon Asset Mgmt. Co.(5.340%due 01/08/99)           400,000          400,000
 Ford Motor Credit Co.(5.159% due 01/08/99)          450,000          450,000
 GE CapitalCorp.(5.164%due 01/15/99)                 450,000          450,000
 IBM Credit Corp. (5.136% due 01/25/99)              450,000          450,000
 JohnDeereCapitalCorp.(5.187% due 01/25/99)          450,000          450,000
 Norwest Financial Inc.(4.961%due 02/18/99)          300,000          300,000
 Norwest Financial Inc.(4.910%due 02/22/99)          350,000          350,000
                                                                    3,350,000

 Total Securities
      (identified cost - $12,152,274)                               12,152,274

 Other net assets - 1.2%                                               157,623
                                                            $       12,309,897
 See acCo.ing notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - Managed Series Portfolio

December 31, 1998

                                                   Principal           Market
                                                      Amount            Value
 SHORT TERM NOTES - 12.8%
 Export Dev. Corp.(5.150% due 01/08/99)   $          300,000$         299,693
 Fed.HomeLoanBanks (4.300% due 01/04/99)             900,000          899,677
 GE Capital Corp.(5.756% due 01/06/99)               500,000          500,000
 Total Short Term Notes                                             1,699,370

 BONDS - 37.4%
 U.S.Gov't & its Agencies - 24.1%
 U.S.Treas. Bonds (6.125% due 08/15/07)              200,000          218,625
 U.S.Treas. Bonds (5.750% due 04/30/03)              260,000          270,563
 Fed.HomeLoanBanks (6.500% due 01/07/08)             250,000          250,156
 Fed.HomeLoanBanks (6.100% due 12/24/07)             200,000          200,500
 Fed.HomeLoanBanks (7.024% due 09/10/07)             125,000          126,315
 Fed.HomeLoanBanks (6.810% due 08/20/07)              50,000           50,351
 Fed.HomeLoanMtg.Corp.(7.500% due 02/01/28)           73,809           75,862
 Fed.HomeLoanMtg.Corp.(6.500% due 12/01/27)          365,468          368,209
 Fed.HomeLoanMtg.Corp.(6.500% due 02/01/18)           91,779           92,927
 Fed.HomeLoanMtg.Corp.(7.500% due 12/01/16)           75,100           77,195
 Fed.HomeLoanMtg.Corp.(7.585% due 09/19/06)          150,000          158,844
 Fed.Nat'l Mtg.Assn.(6.500% due 01/01/28)            234,269          235,879
 Fed.Nat'l Mtg.Assn.(6.500% due 03/01/18)             94,163           95,252
 Fed.Nat'l Mtg.Assn.(6.500% due 02/01/18)             89,742           90,780
 Fed.Nat'l Mtg.Assn.(7.000% due 02/25/13)             48,000           47,947
 Fed.Nat'l Mtg.Assn.(7.070% due 10/24/06)            100,000          104,313
 Gov't Nat'l Mtg.Assn.(7.000% due 09/15/27)           91,210           93,404
 Gov't Nat'l Mtg.Assn.(7.000% due 10/15/25)          338,145          346,281
 Gov't Nat'l Mtg.Assn.(8.000% due 06/15/24)           76,767           79,838
 Gov't Nat'l Mtg.Assn.(8.000% due 05/15/24)          130,816          136,048
 Gov't Nat'l Mtg.Assn.(8.000% due 05/15/24)           88,691           92,239
                                                                     3,211,528
 Corporate - 13.3%
 AmericanGen.Fin.Corp.(5.750%due11/01/03)            250,000          250,687
 Coca-Cola Ent. Inc.(6.950% due 11/15/26)            150,000          160,066
 Comdisco Inc.(6.130% due 08/01/01)                  250,000          248,817
 GTE North Inc.(6.375% due 02/15/10)                 250,000          266,958
 Johnson & JohnsonInc.(8.720%due 11/01/24)           225,000          264,078
 Lafarge Corp.(6.375% due 07/15/05)                  250,000          256,752
 Pacific Bell (6.125% due 02/15/08)                  150,000          157,601
 Virginia Elec.&Power(7.625% due 07/01/07)           150,000          170,564
                                                                     1,775,523

 Total Bonds                                                         4,987,051

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - Managed Series Portfolio (Continued)

December 31, 1998

                                                                      Market
                                                      Shares           Value
 COMMON STOCKS  - 54.9%

 Broadcasting & Publishing - 2.1%

 Advertising - 1.2%
 WPP Group PLC - sponsored ADR                         2,700$         166,725

 T.V. Broadcasting - 0.9%
 Belo (A.H.) Corp.                                     5,700          113,644
      Total Broadcasting & Publishing                                  280,369

 Energy  - 4.2%

 Oil & Gas - 4.2%
 British Petroleum Co. PLC - sponsored ADR              1,132          102,729
 Burlington Resources Inc.                              5,200          186,225
 Texaco Inc.                                            2,770          146,463
 Unocal Corp.                                           4,400          128,425
                                                                       563,842

 Finance - 10.8%

 Banks - 3.8%
 BankAmerica Corp.                                      2,610          156,926
 Chase Manhattan Corp.                                  2,600          184,600
 First Union Corp.                                      2,610          158,721
                                                                       500,247
 Credit & Other Finance - 6.1%
 American Express Co.                                   1,300          132,925
 Associates First Capital Corp.                         4,120          174,585
 Citigroup Inc.                                         3,500          173,250
 Fed. Home Loan Mtg. Corp.                              1,600          103,100
 First Data Corp.                                       7,100          224,981
                                                                       808,841
 Insurance - 0.9%
 Washington Mutual Inc.                                 3,200          122,200

      Total Finance                                                  1,431,288

 Health - 7.4%

 Drugs & Pharmaceuticals - 5.0%
 American Home Products Corp.                           3,900          219,619
 Elan Corporation PLC - sponsored ADR                   1,200           83,475
 Eli Lilly & Co.                                        1,500          133,313
 Watson Pharmaceuticals Inc.                            3,700          232,638
                                                                       669,045
 See accompanying notes.

 Canada Life of America Series Fund, Inc.
 Schedule of Investments - Managed Series Portfolio (Continued)

December 31, 1998
                                                                       Market
                                                      Shares            Value
 Medical Instruments - 1.0%
 Medtronic Inc.                                        1,800          133,650

 Medical - Nursing Homes - 1.4%
 HCR Manor Care Inc.                                   6,500          190,938

      Total Health                                                    993,633

 Manufacturing - 5.4%

 Cosmetics & Toiletries - 2.5%
 Gillette Co.                                          3,900          188,419
 Unilever N V - sponsored ADR                          1,640          136,017
                                                                      324,436
 Industrial Machinery & Equipment - 1.8%
 Applied Materials Inc.                                2,800          119,525
 Lear Corp.                                            3,100          119,350
                                                                      238,875
 Paper & Related Products - 1.1%
 Mead Corp.                                            5,100          149,494

      Total Manufacturing                                             712,805

 Media & Leisure - 1.5%

 Entertainment - 1.5%
 Carnival Corp.                                        4,200          201,600

 Pollution Control - 1.2%
 Waste Management Inc.                                 3,300          153,863

 Retail & Wholesale - 7.6%

 Retail & Wholesale, Miscellaneous - 7.6%
 Boots Company PLC (THE) - unsponsored ADR             4,600          157,017
 Federated Department Stores Inc.                      3,000          130,688
 Hasbro Inc.                                           4,500          162,562
 Nabisco Holdings Corp.                                3,700          153,550
 Pepsico Inc.                                          4,300          176,031
 Rite Aid Corp.                                        4,700          232,944
                                                                    1,012,792
 See accompanying notes.


 Canada Life of America Series Fund, Inc.

 Schedule of Investments - Managed Series Portfolio (Continued)

December 31, 1998

                                                                       Market
                                                      Shares            Value
 Services - 2.0%

 Consulting Services - 1.0%
 Gartner Group Inc.                                   6,500 $        138,125

 Oil - Field Services - 1.0%
 Halliburton Co.                                      4,300          127,387

      Total Services                                                 265,512

 Technology - 11.6%

 Computer & Office Equipment - 4.6%
 Altera Corp.                                         2,400          146,100
 Compusa Inc.                                         3,800           49,637
 EMC Corp-Mass                                        1,700          144,500
 Hewlett-Packard Co.                                  1,900          129,793
 Xerox Corp.                                          1,200          141,600
                                                                     611,630
 Communication Equipment - 2.4%
 AT&T Corp.                                           1,300           97,825
 MCI Worldcom Inc.                                    3,092          221,851
                                                                     319,676
 Computer Software - 2.0%
 Compuware Corp.                                      1,500          117,188
 J.D. Edwards & Co.                                   5,400          153,225
                                                                     270,413
 Electronics - 1.1%
 Texas Instruments Inc.                               1,700          145,456

 Medical Information Systems - 1.5%
 HBO & Co.                                            6,800          195,075

      Total Technology                                             1,542,250

 Transportation - 1.1%

 Road Transportation - 1.1%
 CNF Transportation Inc.                                3,900          146,494

 Total Common Stocks                                                 7,304,448

 Total Securities
       (identified cost - $13,122,918 )                             13,990,869

 Other net liabilities  - (5.1)%                                      (682,315)

 Total net assets                                                   13,308,554

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - Bond Series Portfolio

December 31, 1998


                                                   Principal           Market
                                                      Amount            Value

 SHORT TERM NOTES - 10.2%
 Canada Treasury (5.080% due 03/18/99 )             200,000          197,845
 Canada Treasury (5.130% due 01/08/99 )             150,000          149,847
 Canada Treasury (5.150% due 01/06/99 )              85,000           84,937
 ExportDevelopmentCorp.(5.150%due 01/08/99)          75,000           74,923
 ExportDevelopmentCorp.(5.150%due 01/08/99)         400,000          399,593
 Fed.HomeLoanBanks(4.300% due 01/04/99 )            500,000          499,821
 Fed.HomeLoanMtg.Corp.(5.070%due 01/08/99 )         300,000          299,700

 Total Short Term Notes                                            1,706,666

 BONDS - 92.9%

 U.S. Gov't & its Agencies - 76.8%
 UnitedStatesofAmerica(5.500%due 08/15/28)        1,000,000        1,048,438
 UnitedStatesofAmerica(6.000%due 02/15/26)        1,400,000        1,528,188
 UnitedStatesofAmerica(6.125%due 08/15/07)        2,700,000        2,951,438
 UnitedStatesofAmerica(6.500%due 08/15/05)        2,400,000        2,631,000
 Fed.HomeLoanBanks (6.500% due 01/07/08)            250,000          250,156
 Fed.HomeLoanBanks (6.100% due 12/24/07)            200,000          200,500
 Fed.HomeLoanBanks (7.024% due 09/10/07)            125,000          126,315
 Fed.HomeLoanBanks (6.810% due 08/20/07)             50,000           50,350
 Fed.HomeLoanBanks (6.515% due 10/01/02)            250,000          252,489
 Fed.HomeLoanMtg.Corp.(7.500% due 02/01/28)          73,809           75,862
 Fed.HomeLoanMtg.Corp.(6.500% due 12/01/27)         365,468          368,209
 Fed.HomeLoanMtg.Corp.(6.500% due 02/01/18)          91,779           92,927
 Fed.HomeLoanMtg.Corp.(7.500% due 12/01/16)          86,641           89,058
 Fed.HomeLoanMtg.Corp.(7.585% due 09/19/06)         150,000          158,844
 Fed.HomeLoanMtg.Corp.(6.690% due 08/14/01)         200,000          201,990
 Fed.Nat'l Mtg.Assn.(6.500% due 01/01/28)           234,269          235,879
 Fed.Nat'l Mtg.Assn.(6.500% due 03/01/18)            94,163           95,252
 Fed.Nat'l Mtg.Assn.(6.500% due 02/01/18)            89,742           90,780
 Fed.Nat'l Mtg.Assn.(7.000% due 02/25/13)            48,000           47,947
 Fed.Nat'l Mtg.Assn.(7.070% due 10/24/06)           100,000          104,313
 Fed.Nat'l Mtg.Assn.(5.750% due 06/15/05)           749,000          777,507
 Fed.Nat'l Mtg.Assn.(5.750% due 04/15/03)           807,000          829,694
 Gov't Nat'l Mtg.Assn.(7.000% due 09/15/27)          91,210           93,404
 Gov't Nat'l Mtg.Assn.(7.000% due 10/15/25)         211,341          216,426
 Gov't Nat'l Mtg.Assn.(8.000% due 06/15/24)          76,767           79,838
 Gov't Nat'l Mtg.Assn.(8.000% due 05/15/24)         130,816          136,048
 Gov't Nat'l Mtg.Assn.(8.000% due 05/15/24)          88,691           92,239
                                                                  12,825,091
 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - Bond Series Portfolio (Continued)

December 31, 1998

                                                   Principal           Market
                                                      Amount            Value
 Corporate - 16.1%

 AmericanGen.Fin.Corp.(5.750% due 11/01/03)         250,000 $        250,687
 Coca-Cola Ent. Inc. (6.950% due 11/15/26)          150,000          160,066
 Comdisco Inc. (6.130% due 08/01/01)                250,000          248,817
 ComedTrans.FundingTrust(5.440%due03/25/07)         250,000          250,846
 GE CapitalMtg.Serv.Inc.(6.500%due04/25/08)         175,397          175,397
 GTE North Inc. (6.375% due 02/15/10)               250,000          266,958
 Johnson & JohnsonInc.(8.720%due 11/01/24)          225,000          264,078
 Lafarge Corp. (6.375% due 07/15/05)                250,000          256,752
 Pacific Bell (6.125% due 02/15/08)                 150,000          157,600
 Service Corp. Int'l (6.000% due 12/15/05)          250,000          249,573
 VirginiaElec.&PowerCo.(7.625%due 07/01/07)         150,000          170,564
 Walt Disney Co. (4.200% due 03/15/01)              250,000          246,236
                                                                   2,697,574

 Total Bonds                                                      15,522,665

 Total Securities
  (identified cost - $16,861,337 )                                17,229,331

 Other net liabilities - (3.1)%                                     (523,713)

 Total net assets                                           $     16,705,618

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - Value Equity Series Portfolio

December 31, 1998


                                                                       Market
                                                      Shares            Value
 COMMON STOCKS  - 104.8%

 Broadcasting & Publishing - 4.1%

 Advertising - 2.4%
 WPP Group PLC - sponsored ADR                          6,60           407,550

 T.V. Broadcasting - 1.7%
 Belo (A.H.) Corp.                                    14,500          289,094

      Total Broadcasting & Publishing                                 696,644

 Energy  - 8.0%

 Oil & Gas - 8.0%
 British Petroleum Co. PLC - sponsored ADR             2,724          247,203
 Burlington Resources Inc.                            12,200          436,913
 Texaco Inc.                                           6,780          358,493
 Unocal Corp.                                         10,500          306,468
                                                                    1,349,077
 Finance - 20.5%

 Banks - 7.1%
 BankAmerica Corp.                                     6,220          373,977
 Chase Manhattan Corp.                                 6,200          440,200
 First Union Corp.                                     6,150          373,997
                                                                    1,188,174
 Credit & Other Finance - 11.7%
 American Express Co.                                  3,120          319,020
 Associates First Capital Corp.                        9,900          419,513
 Citigroup Inc.                                        8,700          430,650
 Fed. Home Loan Mtg. Corp.                             4,000          257,750
 First Data Corp.                                     17,100          541,856
                                                                    1,968,789
 Insurance - 1.7%
 Washington Mutual Inc.                                7,800          297,863

      Total Finance                                                 3,454,826

 See accompanying notes.

 Canada Life of America Series Fund, Inc.
 Schedule of Investments - Value Equity Series Portfolio (Continued)

December 31, 1998
                                                                       Market
                                                      Shares            Value
 Health - 14.5%

 Drugs & Pharmaceuticals - 9.8%
 American Home Products Corp.                         9,800 $        551,862
 Elan Corporation PLC - sponsored ADR                 3,000          208,687
 Eli Lilly & Co.                                      3,500          311,063
 Watson Pharmaceuticals Inc.                          9,100          572,163
                                                                   1,643,775

 Medical Instruments - 2.0%
 Medtronic Inc.                                       4,580          340,065

 Medical - Nursing Homes - 2.7%
 HCR Manor Care Inc.                                 15,700          461,188

      Total Health                                                 2,445,028

 Manufacturing - 10.2%

 Cosmetics & Toiletries - 4.6%
 Gillette Co.                                           9,400          454,138
 Unilever N V - sponsored ADR                           3,880          321,797
                                                                       775,935
 Industrial Machinery & Equipment - 3.5%
 Applied Materials Inc.                               7,000          298,813
 Lear Corp.                                           7,500          288,750
                                                                     587,563
 Paper & Related Products - 2.1%
 Mead Corp.                                          12,200          357,613

      Total Manufacturing					   1,721,111

 Media & Leisure - 3.0%

 Entertainment - 3.0%
 Carnival Corp.                                      10,400          499,200

 Pollution Control - 2.2%
 Waste Management Inc.                                7,900          368,338

 Retail & Wholesale - 14.8%

 Retail & Wholesale, Miscellaneous - 14.8%
 Boots Company PLC (THE) - unsponsored ADR           11,600          395,957
 Federated Department Stores Inc.                     7,200          313,650
 Hasbro Inc.                                         11,000          397,375
 Nabisco Holdings Corp.                               8,300          344,450
 Pepsico Inc.                                        10,730          439,259
 Rite Aid Corp.                                      12,000          594,750
                                                                   2,485,441
 See accompanying notes.

 Canada Life of America Series Fund, Inc.
 Schedule of Investments - Value Equity Series Portfolio ( Continued)

December 31, 1998

                                                                       Market
                                                      Shares            Value
 Services - 3.7%

 Consulting Services - 1.9%
 Gartner Group Inc.                                   15,200$         323,000

 Oil-Field Services - 1.8%
 Halliburton Co.                                      10,000          296,250

      Total Services                                                  619,250

 Technology - 21.7%

 Computer & Office Equipment - 9.1%
 Altera Corp.                                          5,800          353,075
 Compusa Inc.                                         10,900          142,381
 EMC Corp-Mass                                         4,100          348,500
 Hewlett-Packard Co.                                   5,100          348,394
 Xerox Corp.                                           2,900          342,200
                                                                    1,534,550
 Communication Equipment - 4.2%
 AT&T Corp.                                            2,200          165,550
 MCI Worldcom Inc.                                     7,645          548,528
                                                                      714,078
 Computer Software - 3.3%
 Compuware Corp.                                       2,600          203,125
 J.D. Edwards & Co.                                   12,600          357,525
                                                                      560,650
 Electronics - 2.2%
 Texas Instruments Inc.                                4,270          365,351

 Medical Information Systems - 2.9%
 HBO & Co.                                            16,900          484,818

      Total Technology                                              3,659,447

 Transportation - 2.1%

 Road Transportation - 2.1%
 CNF Transportation Inc.                               9,400          353,087

 Total Common Stocks                                               17,651,449

 Total Securities
  (identified cost - $15,966,844 )                                 17,651,449

 Other net liabilities  - (4.8)%                                    (822,113)

 Total net assets                                           $      16,829,336

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - Capital Series Portfolio

December 31, 1998

                                                                       Market
                                                      Shares            Value
 COMMON STOCKS - 111.1%

 Aerospace & Defense - 2.0%

 Aerospace & Defense - 2.0%
 General Dynamics Corp.                               2,900 $        170,013

 Basic Industries - 2.6%

 Chemicals & Plastics - 2.6%
 Crompton & Knowles Corp.                             5,000          103,437
 Minerals Technologies Inc.                           2,800          114,625
                                                                     218,062
 Energy - 2.8%

 Electricity - 1.2%
 AES Corp.                                            2,100           99,487

 Oil & Gas - 1.6%
 Anadarko Pertoleum Corp.                             3,000           92,625
 Enron Oil & Gas Co.                                  2,500           43,125
                                                                     135,750

      Total Energy                                                   235,237

 Finance - 9.1%

 Credit & Other Finance - 1.1%
 Southtrust Corporation                               2,550           94,190

 Insurance - 8.0%
 Alfac Inc.                                           3,600          158,400
 Nationwide Financial Services Inc.                   2,900          149,894
 Old Republic International Corp.                     5,800          130,500
 Progressive Corp.                                      700          118,562
 Provident Companies Inc.                             2,800          116,200
                                                                     673,556

      Total Finance                                                  767,746

 Health -  9.3%

 Drugs & Pharmaceuticals - 6.9%
 Alza Corp.                                           2,300          120,175
 Biogen Inc.                                          1,700          141,100
 Cardinal Health Inc.                                 1,800          136,575
 Covance Inc.                                         6,200          180,575
                                                                     578,425
 See accompanying notes.

 Canada Life of America Series Fund, Inc.
 Schedule of Investments - Capital Series Portfolio (Continued)

December 31, 1998

                                                                       Market
                                                      Shares            Value
 Medical Facilities Management - 2.4%
 Universal Health Sevices Inc.                        2,700          140,062
 Wellpoint Health Networks                              700           60,900
                                                                     200,962

      Total Health                                                   779,387

 Investment -  2.8%
 Telecom -TCI Ventures Group                         10,200          240,338

 Manufacturing - 17.4%

 Batteries - 1.6%
 Rayovac Corp.                                        5,200          138,775

 Electronic - 4.4%
 Applied Materials Inc.                               2,000           85,375
 Applied Power Inc.                                   7,500          283,125
                                                                     368,500
 Electronic - 4.4%
 Molex Inc.                                           5,400          205,875

 Home Decoration Products - 3.8%
 Leggett & Platt Inc.                                 5,500          121,000
 Newell Co.                                           4,900          202,125
                                                                     323,125
 Networking Products - 1.4%
 Ascend Communications Inc.                           1,800          118,350

 Miscellaneous - 3.7%
 Lancaster Colony Corp.                               3,200          102,800
 Pall Corp.                                           8,100          205,031
                                                                     307,831

      Total Manufacturing                                          1,462,456

 Media & Leisure - 9.3%

 Leisure Durables & Toys - 1.6%
 Harley Davidson Inc.                                 2,900          137,387

 See accompanying notes.

 Canada Life of America Series Fund, Inc.
 Schedule of Investments - Capital Series Portfolio (Continued)

December 31, 1998

                                                                       Market
                                                      Shares            Value
 Radio & Television - 7.7%
 CBS Corp.                                            7,500          245,625
 Chancellor Media Corp.                               2,900          138,838
 Infinity Broadcasting Corp.                          9,600          262,800
                                                                     647,263

      Total Media & Leisure                                          784,650

 Non-durables - 3.6%

 Household Products - 3.6%
 Clorox Co.                                           1,200          140,175
 Dial Corp.                                           5,600          161,700
                                                                     301,875
 Retail & Wholesale - 16.4%

 Apparel Stores - 1.8%
 TJX Companies Inc.                                   5,100          147,900

 Building Products - 2.6%
 Fastenal Co.                                         2,300          101,200
 Lowes Companies Inc.                                 2,300          117,731
                                                                     218,931
 Health - Related Products - 1.5%
 General Nutrition Companies                          7,900          128,375

 Retail -  Consumer Electronics - 2.5%
 Circuit City Stores Inc.                             4,200          209,738

 Retail & Wholesale, Miscellaneous - 8.0%
 Office Depot Inc.                                    7,800          288,113
 Kroger Company                                       4,100          248,050
 Ticketmaster Online-City Search Inc.                   400           22,800
 Williams-Sonoma Inc.                                 2,900          116,906
                                                                     675,869

      Total Retail & Wholesale                                     1,380,813

 Services - 9.4%

 Advertising - 4.5%
 Interpublic Group of Companies Inc.                  3,350          267,162
 Snyder Communications Inc.                           3,200          108,000
                                                                     375,162
 Schools - 2.9%
 ITT Educational Services Inc.                        7,100          241,400

 See accompanying notes.

 Canada Life of America Series Fund, Inc.
 Schedule of Investments - Capital Series Portfolio (Continued)

December 31, 1998

                                                                       Market
                                                      Shares            Value
 Funeral Service & Related Items - 2.0%
 Service Corp. International                          4,500          171,281

      Total Services                                                 787,843

 Technology - 17.8%

 Computer Services & Software  - 16.7%
 Cadence Design Systems Inc.                          3,400          101,150
 Compuware Corp.                                      1,700          132,813
 Electronics Arts Inc.                                4,300          241,338
 Deluxe Corp.                                         5,400          197,438
 Fiserv Inc.                                          2,900          149,169
 Network Associates Inc.                              1,950          129,188
 Parametric Technology Corp.                         10,400          170,300
 Sterling Commerce Inc.                               3,200          144,000
 Veritas Software Corp.                               2,300          137,856
                                                                   1,403,252
 Electronics - 1.1%
 Maxim Integrated Products Inc.                       2,100           91,743

      Total Technology                                             1,494,995

 Telecommunication  Equipment - 6.5%

 Telecommunication - Equipment - %
 Century Telephone Enterprise                         5,500          371,250
 General Instrument Corp.                             5,100          173,081
                                                                     544,331
 Transportation - 2.1%

 Road Transportation - 2.1%
 CNF Transportation Inc.                              4,600          172,788

 Total Common Stocks                                               9,340,534

 Total Securities
  ( identified cost - $6,643,375 )                                 9,340,534

 Other net liabilities - (11.1)%                                    (932,801)

 Total net assets                                           $      8,407,733

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - International Equity Series Portfolio

December 31, 1998


                                                   Principal           Market
                                                      Amount            Value

 BONDS - 1.8%

 Corporate Convertible Bonds - 1.8%

 Japan - 0.2%
 Sony Corp. (1.400% due 03/31/05 ) JPY             1,000,000$         10,514

 Netherlands - 1.6%
 TelefonicaEuropeNV(2.000%due 07/15/02)NLG            69,000         101,948


 Total Bonds                                                         112,462




 COMMON STOCKS - 98.1%                                Shares

 Argentina - 1.0%
 YPF Sociedad Anonima  - sponsored ADR                  2,200           61,463

 Australia - 3.3%
 E.R.G. Ltd.                                           31,700           19,832
 National Australia Bank Ltd.                           5,008           75,564
 News Corp. Ltd. - sponsored ADR Pfd                    4,400          108,625
                                                                       204,021
 Brazil - 2.7%
 Companhia Vale Do Rio Doce-sponsored ADR               4,300           55,172
 Embratel Participacoes - sponsored ADR                 8,200          114,288
                                                                       169,460

 Finland - 1.5%
 Nokia Corp. - sponsored ADR                              800           96,350

 France - 12.5%
 Axa-Uap - sponsored ADR                                2,630          190,018
 Clarins                                                1,336           95,739
 Clarins - rights                                           4               55
 Dexia France                                             830          127,932
 Elf Aquitaine  - sponsored ADR                         2,100          118,913
 Societe Generale de Paris                                790          127,989
 STMicroelectronics N.V.                                1,560          121,778
                                                                       782,424

 See accompanying notes.

 Canada Life of America Series Fund, Inc.

 Schedule of Investments - International Equity Series Portfolio (Continued)

December 31, 1998


                                                                       Market
                                                      Shares            Value
 Germany - 5.4%
 Depfa Bank                                           1,400          122,724
 Prosieben Media AG                                   1,400           67,078
 SGL Carbon AG                                          550           33,320
 Veba AG                                              1,900          112,595
                                                                     335,717
 Hong Kong - 3.7%
 Esprit Holdings Ltd.                               252,000          108,971
 HSBC Holdings PLC                                    2,627           65,446
 Television Broadcasts Ltd.                          21,600           55,763
                                                                     230,180

 Italy - 5.8%
 Banca Popolare Di Bergamo                            4,900          119,152
 Ente Nazionale Idrocarburi SPA-spons. ADR            1,100           74,525
 Telecom Italia Mobile SPA                           35,300          166,538
                                                                     360,215

 Japan - 21.4%
 Autobacs Seven Co. Ltd.                              1,800           60,640
 Canon Inc.                                           5,000          107,051
 DDI Corp.                                               37          137,770
 Honda Motor Co.                                      3,000           98,673
 Nomura Securities Co. Ltd.                           8,000           69,860
 NTT Mobile Communications                               40          164,898
 Promise Co. Ltd.                                     2,000          104,258
 Rohm Co.                                             1,500          136,839
 Shimano Inc.                                         5,000          129,215
 Sony Corp.                                           1,500          109,445
 Sony Music Entertainment Inc.                        3,500          161,352
 Takefuji Corp.                                         800           58,512
                                                                   1,338,513

 Malaysia - 0.8%
 Telekom Malaysia                                    19,400           51,187

 Netherlands - 8.7%
 Akzo Nobel N.V.- sponsored ADR                       2,200           98,175
 ING Groep N.V.                                       2,400          146,430
 Philips Electronics N.V.                             2,800          189,525
 Unilever N.V.                                        1,300          107,818
                                                                     541,948

 Norway - 0.5%
 Saga Petroleum - sponsored ADR                       3,700           35,612

 South Korea - 3.6%
 Korea Fund Inc.                                      7,700           71,225
 Pohang Iron & Steel Co. Ltd.                         1,133           72,927
 Samsung Electronics                                  1,200           80,532
                                                                     224,684

 See accompanying notes.

 Canada Life of America Series Fund, Inc.
 Schedule of Investments - International Equity Series Portfolio (Continued)

December 31, 1998
                                                                      Market
                                                     Shares            Value
 Spain - 1.2%
 Corporacion Bancaria De Espana SA                      1,46            75,190

 Sweden - 1.6%
 Ericsson (LM) Tel - sponsored ADR                      4,400          105,325

 Switzerland - 2.4%
 Novartis AG                                               75          147,435

 United Kingdom - 22.0%
 Amvescap PLC                                           9,900           76,799
 Bank of Ireland                                        5,600          122,708
 Billiton PLC                                          20,300           40,277
 Boots Company PLC (THE)                                2,688           45,774
 British Petroleum Company PLC - spon. ADR                556           50,457
 Cable & Wireless Communications                       13,600          124,226
 Elan Corporation PLC - sponsored ADR                   2,100          146,081
 Glaxo Wellcome PLC - sponsored ADR                     1,100           76,450
 Lloyds TSB Group                                       8,700          123,762
 Next PLC                                              15,700          129,041
 Pearson PLC                                            4,200           83,366
 Rolls-Royce PLC                                       23,175           96,011
 United Utilities                                       4,405           61,051
 Vodafone Group PLC - sponsored ADR                       600           96,675
 WPP Group PLC - sponsored ADR                          1,700          104,975
                                                                     1,377,653

 Total Common Stocks                                                 6,137,377

 Total Securities
  (identified cost - $5,762,532 )                                    6,249,839

 Other net assets - 0.1%                                                 9,218

 Total net assets                                                    6,259,057

 See accompanying notes.







February 23, 1999



Dear VariFund Investor:

Enclosed you will find the 1998 Annual Report for the Canada Life of America Series Fund, Inc., (the "Fund"), which provides six underlying investment choices within your VariFund( Variable Annuity. This report includes a schedule of investments for each of the six Series of the Fund (Money Market, Managed, Bond, Value Equity, International Equity and Capital) and the financial statements for the Fund.

Strong U.S. economic fundamentals were sustained throughout 1998. Gross Domestic Product increased 3.7%. Impressively, inflation was very contained, in spite of budding wage pressures and a 25-year low in unemployment. The consensus view is that the tight labor market and rising wages will continue to be negated by the disinflationary affect of all of the global uncertainty and an expected slowdown in U.S. economic growth.

U.S. financial markets enjoyed a very good year. To the surprise of many, equity returns exceeded 20% for an unprecedented fourth consecutive year. Excellent corporate profitability combined with declining interest rates were again the favorable factors propelling prices. Fixed income instruments enjoyed solid, if less spectacular, high single digit returns. Importantly for bonds, the biggest surprise of the year was the absence of inflation.

VariFund investment results were mixed. International equity performance, which had been excellent, was affected by the global turmoil. The Bond Fund return was quite acceptable on an absolute basis, given our low risk profile. The Value Equity fund had a difficult year given its underweight in both large capitalization and technology stocks. The Managed Fund returns were negatively affected by the performance of the equity portfolio. With U.S. financial prices seemingly priced for perfection, we are committed to managing your capital with an emphasis on safety.

The Canada Life of America Series Fund, Inc., and the Fixed Account option provide you with 7 of the 23 investment options available in the VariFund Variable Annuity for your financial retirement goals.

Sincerely,




R.E. Beettam
President

REB:me

Encl.


Performance Update - $10,000 Over Life of Fund

Canada Life of America Series Fund, Inc.:  International Equity Series

/GRAPH/

$10,000 Over Life of Fund: Assume $10,000 was invested in the International Equity Series Fund at inception, April 24, 1995. By December 31, 1998, the value of the fund with dividends would have grown to $14,944.33 - a 49.44% increase.

Average Annual Total Returns for the period ended December 31, 1998


				One Year	Five Year	Life of Fund
CLASF International Equity	  113.37%	   NA		   11.50%
MSCI EAFE Index			   20.33%	   NA		    8.76%

Manager's Discussion:

The International Equity Series Fund gained 13.37% for the year versus a benchmark return of 20.33% for the Morgan Stanley EAFE Index. The EAFE Index outperformed because of its lack of exposure to emerging markets. Most of these declined sharply in the second quarter in a consequence of the Asian flu and then third quarter performance was hindered by the fallout from the Russian devaluation.

Looking forward, we do not expect a global recession to occur in the near term. We do believe, however, that corporate profit momentum will continue to slow as the effects of the Asian and Latin American flue work their way through the system.

* The total return and the change in value of the portfolio shown above reflect the advisory fee and all other portfolio expenses and include the reinvestment of dividends and capital gains, they do not reflect the charges against the corresponding subaccounts under the applicable annuity policy. The index referred to above is unmanaged and is used as a general measure of market performance; they assume reinvestment of dividends and capital gains and do not include any management or investment expenses. Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, April 24, 1995. The portfolio's investment return and net asset value per share will fluctuate. Past performance is not a guarantee of future results.

Performance Update - $10,000 Over Life of Fund

Canada Life of America Series Fund, Inc.:  Capital Series



$10,000 Over Life of Fund: Assume $10,000 was invested in the Capital Series Fund at inception, April 23, 1993. By December 31, 1998, the value of the fund with dividends would have grown to $23,690.91 - a 136.91% increase.

Average Annual Total Returns for the period ended December 31, 1998


			One Year	Five Year	Life of Fund
CLASF Capital		 20.23%		  16.82%	   16.36%
S&P 500 Index		 28.52%		  24.10%	   18.59%
Russell 2000 Index	 -2.60%	 	  11.90%	   13.23%

Manager's Discussion:

The economic expansion continued in 1998, supporting earnings and low interest rates. While the financial markets responded reaching new highs, large-capitalization and technology stocks were the primary beneficiaries of the ideal economic background. Despite high valuations, investors moved more assets into large-caps due to the liquidity found there. This trend was only reinforced by the continuing global uncertainty. While mid-capitalization stocks did not experience the same run-up in valuations as was found among their large-cap counterparts, they still performed well for the year.

Going forward, the valuations and growth opportunities found in mid-cap stocks still offer significant value relative to large-cap stocks. As mid-cap companies tend to have a greater portion of operations linked to the domestic markets, they are less exposed to the eventual repercussions of the global financial crisis than large multinational companies. We believe that this difference in international exposure, combined with more attractive valuations and greater future earnings growth potential, could attract investor attention to mid-cap stocks in 1999.


* The total return and the change in value of the portfolio shown above reflect the advisory fee and all other portfolio expenses and include the reinvestment of dividends and capital gains, they do not reflect the charges against the corresponding subaccounts under the applicable annuity policy. The indexes referred to above are unmanaged and are used as a general measure of market performance; they assume reinvestment of dividends and capital gains and do not include any management or investment expenses. Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, April 23, 1993.
The portfolio's investment return and net asset value per share will fluctuate. Past performance is not a guarantee of future results.


Performance Update - $10,000 Over Life of Fund

Canada Life of America Series Fund, Inc.: Value Equity Series

/GRAPH/

$10,000 Over Life of Fund: Assume $10,000 was invested in the Value Equity Series Fund at inception, December 4, 1989. By December 31, 1998, the value of the fund with dividends would have grown to $ 26,123.82- a 161.24% increase.

Average Annual Total Returns for the period ended December 31, 1998


			One Year	Five Year	Life of Fund
CLASF Value Equity	  2.81%	 	 11.98%		   11.16%
S & P 500 Index		 28.52%	   	 24.10%		   17.84%

Manager's Discussion:

In 1998, the Value Equity Series Fund returned 2.81% for the year. It was a disappointing performance. Our investment approach of looking for high quality middle capitalization companies could not keep up with the performance of large capitalization stocks.

The S&P 500 continued to sell at unprecedented levels relative to dividends, operating earnings, net asset value, and gross national product. We believe that caution is warranted buying shares of companies selling at significant discounts to intrinsic value should serve us well in such an environment.


* The total return and the change in value of the portfolio shown above reflect the advisory fee and all other portfolio expenses and include the reinvestment of dividends and capital gains, they do not reflect the charges against the corresponding subaccounts under the applicable annuity policy. The index referred to above is unmanaged and is used as a general measure of market performance; they assume reinvestment of dividends and capital gains and do not include any management or investment expenses. Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 4, 1989. The portfolio's investment return and net asset value per share will fluctuate. Past performance is not a guarantee of future results.



Performance Update - $10,000 Over Life of Fund

Canada Life of America Series Fund, Inc.:  Bond Series

/GRAPH/

$10,000 Over Life of Fund: Assume $10,000 was invested in the Bond Series Fund at inception, December 4, 1989. By December 31, 1998, the value of the fund with dividends would have grown to $19,924.36 - a 99.24% increase.

Average Annual Total Returns for the period ended December 31, 1998


				One Year	Five Year	Life of Fund
CLASF Bond			  9.00%		  6.70%		    7.89%
Lehman Brothers G/C Bond Index	  9.47%		  7.30%		    8.74%

Manager's Discussion:

In 1998 total return for the Bond Series was 9.00%. This return lagged the benchmark, Lehman Brothers Government Corporate Bond Index, which posted a 9.47% return for the twelve months ending December 31.

The year 1998 was dominated by volatility. As global events caused turmoil in international and domestic equity markets, bonds performed well. Disinflation and deflation were topics of discussion as problems in Indonesia caused other Asian economies to falter. Other countries with persistent problems throughout the year included Japan, Russia, Brazil, Venezuela and China.

We continue to hold high quality liquid assets. These should outperform, in either an economic slowdown or a liquidity flight to quality.

* The total return and the change in value of the portfolio shown above reflect the advisory fee and all other portfolio expenses and include the reinvestment of dividends and capital gains, they do not reflect the charges against the corresponding subaccounts under the applicable annuity policy. The index referred to above is unmanaged and is used as a general measure of market performance; they assume reinvestment of dividends and capital gains and do not include any management or investment expenses. Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 4, 1989. The portfolio's investment return and net asset value per share will fluctuate. Past performance is not a guarantee of future results.


Performance Update - $10,000 Over Life of Fund

Canada Life of America Series Fund, Inc.:  Managed Series

/GRAPH/

$10,000 Over Life of Fund: Assume $10,000 was invested in the Managed Series Fund at inception, December 4, 1989. By December 31, 1998, the value of the fund with dividends would have grown to $23,371.71 - a 133.72% increase.

Average Annual Total Returns for the period ended December 31, 1998


				One Year	Five Year	Life of Fund
CLASF Managed			  5.15%	   9.72%	    9.80%
S & P 500 Index			 28.52%	  24.10%	   17.84%
Lehman Brothers G/C Bond Index	  9.47%	   7.30%	    8.74%

Manager's Discussion:

During 1998, the Managed Series appreciated 5.15%, a modest result given our low risk profile. To the surprise of most, U.S. equity returns exceeded 20% for an unprecedented fourth consecutive year. Valuations appeared expensive in early 1998 but continued to climb throughout the year. For the fourth straight year big stocks topped small stocks.

Bonds enjoyed solid returns in 1998. Our equity performance was hurt by our under exposure to large capitalization and technology stocks. We are neutral vis-.-vis our benchmark.

* The total return and the change in value of the portfolio shown above reflect the advisory fee and all other portfolio expenses and include the reinvestment of dividends and capital gains, they do not reflect the charges against the corresponding subaccounts under the applicable annuity policy. The indexes referred to above are unmanaged and are used as a general measure of market performance; they assume reinvestment of dividends and capital gains and do not include any management or investment expenses. Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 4, 1989. The portfolio's investment return and net asset value per share will fluctuate. Past performance is not a guarantee of future results.